Investment Objectives and Goals - Even Herd Long Short ETF	Jul. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	EVEN HERD LONG SHORT ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Even Herd Long Short ETF (the “Fund”) seeks long-term capital appreciation.